Summary of Gross Unrecognized Tax Benefits Changes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 180	¥ 16,901	¥ 15,453	¥ 23,965
Additions based on tax positions related to the current year	26	2,401	4,187	213
Additions for tax positions of prior years	46	4,339	10,801	12,564
Reductions for tax positions of prior years	(17)	(1,619)	(363)	(16,133)
Reductions for tax positions related to lapse of statute of limitations
Reductions for settlements	(30)	(2,776)	(12,820)	(2,794)
Other	34	3,201	(357)	(2,362)
Balance at end of year	$ 239	¥ 22,447	¥ 16,901	¥ 15,453